Carrying Amount and Fair Value of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Estimated Fair Value
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$ 90,110	$ 90,243
Interest-bearing deposits with banks	43,936	36,381
Federal funds sold and securities purchased under resale agreements	6,593	4,510
Securities held-to-maturity	8,389	3,540
Loans	44,031	41,166
Other financial assets	5,842	5,336
Total assets	198,901	181,176
Liabilities:
Noninterest-bearing deposits	93,019	95,335
Interest-bearing deposits	153,030	123,759
Federal funds purchased and securities sold under repurchase agreements	7,427	6,267
Payables to customers and broker-dealers	16,095	12,671
Borrowings	1,883	2,376
Long-term debt	19,397	20,459
Total liabilities	290,851	260,867
Estimated Fair Value | Level 1
Assets:
Securities held-to-maturity	1,070
Other financial assets	4,727
Total assets	5,797
Estimated Fair Value | Level 2
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	90,110
Interest-bearing deposits with banks	43,936
Federal funds sold and securities purchased under resale agreements	6,593
Securities held-to-maturity	7,319
Loans	44,031
Other financial assets	1,115
Total assets	193,104
Liabilities:
Noninterest-bearing deposits	93,019
Interest-bearing deposits	153,030
Federal funds purchased and securities sold under repurchase agreements	7,427
Payables to customers and broker-dealers	16,095
Borrowings	1,883
Long-term debt	19,397
Total liabilities	290,851
Carrying Amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	90,110	90,243
Interest-bearing deposits with banks	43,910	36,321
Federal funds sold and securities purchased under resale agreements	6,593	4,510
Securities held-to-maturity	8,205	3,521
Loans	44,010	40,970
Other financial assets	5,842	5,336
Total assets	198,670	180,901
Liabilities:
Noninterest-bearing deposits	93,019	95,335
Interest-bearing deposits	153,076	123,759
Federal funds purchased and securities sold under repurchase agreements	7,427	6,267
Payables to customers and broker-dealers	16,095	12,671
Borrowings	1,883	2,376
Long-term debt	18,530	19,933
Total liabilities	$ 290,030	$ 260,341